Other non-current liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Accrued pension liabilities	$ 58		$ 55
Deferred mobilization revenues	311		225
Intangible liabilities - unfavorable contracts	268	[1]	0	[1]
Derivative financial instruments	250	[2]	0	[2]
Other non-current liabilities	11		8
Total other non-current liabilities	$ 898		$ 288

[1]	Intangible liabilities represent the estimated fair values of acquired unfavorable drilling contracts. See Note 12 and 21 to the consolidated financial statements included herein.
[2]	Derivative financial instruments represent liabilities associated with other derivative arrangements. See Note 32 to the consolidated financial statements included herein.